Property, equipment and software, net - Summary of the leased cabinets under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, equipment and software, net
Less: Accumulated impairment	¥ (15,518)	¥ (20,780)
Finance lease right of use asset statement of financial position	Property, equipment and software, net	Property, equipment and software, net
Cabinets
Property, equipment and software, net
Cabinets	¥ 0	¥ 154,822
Less: Accumulated depreciation	0	(111,183)
Less: Accumulated impairment	0	(3,018)
Assets under capital leases, net	¥ 0	¥ 40,621